Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 821	$ 828
Accrued expenses	253	394
Provision for product warranty	100	100
Other	341	232
Other payables and accrued liabilities	$ 1,515	$ 1,554